Convertible Notes	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes
Note 11 - Convertible Notes

On November 17, 2021, the Company sold $200,000 aggregate principal amount of its 0.00% convertible senior notes due 2026 (the “Notes”). The Notes will not bear regular interest, and the principal amount of the Notes will not accrete. The Notes will mature on December 1, 2026, unless earlier repurchased, redeemed or converted in accordance with their terms prior to such date.

The Notes will be convertible based on an initial conversion rate of 17.1092 ordinary shares per $1,000 principal amount of notes, equivalent to an initial conversion price of approximately $58.45 per ordinary share, which represents a conversion premium of approximately 30% to the last reported sale price of the Company’s ordinary shares on The Nasdaq Global Market on November 18, 2021. The closing price of the Company’s shares on December 31, 2022 was $21.96. The conversion rate is subject to adjustment if certain events occur. Prior to the close of business on the business day immediately preceding August 1, 2026, the Notes will be convertible at the option of the holders of Notes only upon the occurrence of certain events, the satisfaction of certain conditions and during certain periods. On or after August 1, 2026 and until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert all or any portion of their notes at any time irrespective of the foregoing conditions. The Notes will be convertible into cash, ordinary shares of the Company or a combination thereof, with the form of consideration determined at the Company’s election.

The Company may not redeem the Notes prior to December 6, 2024, except in the event of certain tax law changes. On or after December 6, 2024, the Company may at any time and from time to time redeem for cash all or part of the Notes (subject to a certain partial redemption limitation), at the Company’s option, if the last reported sale price of the Company’s ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption, at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued and unpaid special interest (if any) to, but excluding, the redemption date. Holders of the Notes will have the right to require the Company to repurchase all or a portion of their Notes upon the occurrence of a fundamental change (as defined in the indenture governing the Notes) at a cash repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus any accrued and unpaid special interest (if any) to, but excluding the fundamental change repurchase date.

The Notes are the Company’s general unsecured obligations that rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes; will rank equal in right of payment with all of the Company’s unsecured indebtedness that is not so subordinated; will effectively rank junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness, and to the Company’s liabilities in priority under the applicable bankruptcy laws of Israel; and structurally junior to all indebtedness and other liabilities (including trade payables) of the Company’s subsidiaries.

The Convertible Senior Notes consisted of the following:

	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Liability:
Principle:	200,000	200,000
Unamortized issuance costs	4,263	5,357
Net carrying amount	195,737	194,643

As of December 31, 2022, the debt issuance costs of the Notes will be amortized over the remaining term of approximately 4 years.

The annual effective interest rate of the Notes is 0.56%. In the year ended December 31, 2022, $1,094 (2021 -$113) was recorded as amortization of debt issuance costs.

As of December 31, 2022, the estimated fair value of the Notes, which the Company has classified as Level 2 financial instruments, is $152,565 (2021 - $211,875). The estimated fair value was determined based on the quoted bid price of the Notes in an over-the-counter market on the last trading day of the reporting period.

As of December 31, 2022, the principal amount exceeded the if-converted value of the Notes by $47,435 (2021 – the if-converted value exceeded the principle amount by $11,875).